CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2019
Cash, cash equivalents and other investments [Abstract]
CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT
CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS – NON CURRENT AND CURRENT

	As of December 31,
	2019	2018

Investments in companies under cost method	252	252
Investments in debt instruments	3,001	6,943

Other investments, net – Non-current	3,253	7,195

	As of December 31,
	2019	2018

(i) Other investments
Other deposits with maturity of more than three months	212,271	44,529

Other investments - Current	212,271	44,529
(ii) Cash and cash equivalents
Cash and banks	115,575	87,863
Restricted cash	69	2,216
Short-term bank deposits	199,878	140,456
Other deposits with maturity of less than three months	204,443	20,006

Cash and cash equivalents	519,965	250,541